PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Jan. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment and right-of-use assets [Table Text Block]
	January 31, 2024	January 31, 2023
	$	$
Land	500,000	1,330,000
Leasehold improvements	2,027,182	1,775,896
Furniture and fixtures	361,580	468,696
Computer equipment	6,659	6,659
Machinery and equipment	2,399,226	2,450,919
	5,294,647	6,032,170
Less: accumulated depreciation	(1,861,553)	(1,347,052)
	3,433,094	4,685,118